Delaware Cash Reserve Fund
Delaware Cash Reserve® Fund (the “Fund”)

DELAWARE GROUP® CASH RESERVE

Delaware Cash Reserve® Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Consultant Class
Statutory Prospectus dated July 29, 2013

The following replaces the information in the section entitled, “What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund’s investment manager, Delaware Management Company (Manager), is voluntarily waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fees and expenses and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual Fund operating expenses from exceeding 0.14% of the Fund’s average daily net assets from July 29, 2013 until such time as the voluntary expense cap is discontinued. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has voluntarily agreed to waive all 12b-1 fees for the Class B, Class C, and Consultant Class shares from July 29, 2013 until such time as the voluntary expense cap is discontinued. After giving effect to the Manager’s and Distributor’s voluntary waivers, the total net annual Fund operating expenses for the Fund’s shares are 0.14%. The Manager’s and Distributor’s waivers and/or reimbursements may be discontinued at any time because they are voluntary.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Cash Reserve Fund	Class A	Class B		Class C		Consultant Class
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Cash Reserve Fund	Class A	Class B		Class C	Consultant Class
Management fees	0.45%	0.45%		0.45%	0.45%
Distribution and Service (12b-1) fees	none	1.00%		1.00%	0.25%
Other Expenses	0.24%	0.24%		0.24%	0.24%
Total annual fund operating expenses	0.69%	1.69%		1.69%	0.94%
Fee waivers and expense reimbursements		(0.75%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%	0.94%		1.69%	0.94%
[1]	The Fund's distributor, Delaware Distributor, L.P. (Distributor), has contracted to limit the Class B shares' 12b-1 fees from July 29, 2013 through July 29, 2014 to no more than 0.25% of their average daily net assets. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Cash Reserve Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	221	384	859
Class B	496	734	1,072	1,734
Class C	272	533	918	1,998
Consultant Class	96	300	520	1,155

(if not redeemed)
Expense Example, No Redemption Delaware Cash Reserve Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	96	459	847	1,734
Class C	172	533	918	1,998

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated October 24, 2013.